Operating Leases - Summary of supplemental cash flow information related to leases (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Cash paid for amounts included in measurement of liabilities:
Operating cash flows payment from operating leases	¥ 41,146	¥ 12,451
Right-of-use assets obtained in exchange for lease liabilities:
Operating leases	19,613	7,998
Right-of-use assets increased due to lease modification:
Operating leases	¥ 0	¥ 33,987